Consolidated statements of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Consolidated statements of cash flows [Abstract]
Profit (loss)	€ (463)	[1]	€ (1,605)	[2]	€ 3,323	[2]
Cash flows from operating activities - Results of discontinued operations, net of income tax	(10)	[2]	13	[2]	2,711	[1]
Cash flows from operating activities - Depreciation, amortization, and impairment of assets	1,261		1,602		1,323
Cash flows from operating activities - Impairment of goodwill	8		1,357		15
Cash flows from operating activities - Share-based compensation	88		95		108
Cash flows from operating activities - Net loss (gain) on sale of assets	(71)		(115)		55
Cash flows from operating activities - Interest income	46		25		18
Cash flows from operating activities - Interest expense on debt, borrowings, and other liabilities	255		226		152
Cash flows from operating activities - Investments in associates, net of income taxes	(107)		(112)		(4)
Cash flows from operating activities - Income taxes	(71)		(113)		(103)
Cash flows from operating activities - Decrease (increase) in working capital	(913)		862		401
Cash flows from operating activities - Decrease (increase) in receivables and other current assets	298		(342)		(39)
Cash flows from operating activities - Decrease (Increase) in inventories	257		(572)		(581)
Cash flows from operating activities - Increase (decrease) in accounts payable, accrued and other current liabilities	358		52		219
Cash flows from operating activities - Decrease (increase) in non-current receivables and other assets	33		(1)		46
Cash flows from operating activities - Increase (decrease) in other liabilities	(38)		(84)		33
Cash flows from operating activities - Increase (decrease) in provisions	422		(199)		427
Cash flows from operating activities - Other items	129		(39)		(164)
Cash flows from operating activities - Interest received	53		15		17
Cash flows from operating activities - Interest paid	250		205		151
Cash flows from operating activities - Dividends received from investments in associates	13		12		14
Cash flows from operating activities - Income taxes paid	152		333		249
Net cash provided by (used for) operating activities	2,136		(173)		1,629
Cash flows from investing activities - Net capital expenditures	554		788		729
Cash flows from investing activities - Purchase of intangible assets	96		105		107
Cash flows from investing activities - Expenditures on development assets	203		257		259
Cash flows from investing activities - Capital expenditures on property, plant and equipment	345		444		397
Cash flows from investing activities - Proceeds from sales of property, plant and equipment	90		18		33
Cash flows from investing activities - Net proceeds from (cash used for) derivatives and current financial assets	(46)		(72)		48
Cash flows from investing activities - Purchase of other non-current financial assets	92		116		124
Cash flows from investing activities - Proceeds from other non-current financial assets	48		78		124
Cash flows from investing activities - Purchase of businesses, net of cash acquired	73		712		3,098
Cash flows from investing activities - Net proceeds from sale of interests in businesses, net of cash disposed	80		124		107
Net cash provided by (used for) for investing activities	(636)		(1,487)		(3,672)
Cash flows from financing activities - Proceeds from issuance (payments on) short-term debt	29		47		(25)
Cash flows from financing activities - Principal payments on current portion of long-term debt	754		1,472		302
Cash flows from financing activities - Proceeds from issuance of long-term debt	544		2,516		76
Cash flows from financing activities - Re-issuance of treasury shares			12		23
Cash flows from financing activities - Purchase of treasury shares	662		187		1,636
Cash flows from financing activities - Dividends paid to shareholders of Koninklijke Philips N.V	2		412		482
Cash flows from financing activities - Dividends paid to shareholders of non-controlling interests	3		6		2
Net cash provided by (used for) financing activities	(848)		500		(2,347)
Net cash provided by (used for) continuing operations	652		(1,160)		(4,390)
Net cash provided by (used for) discontinued operations	123		(12)		3,403
Net cash provided by (used for) continuing and discontinued operations	776		(1,172)		(986)
Effect of changes in exchange rates on cash and cash equivalents	(79)		41		65
Cash and cash equivalents at the beginning of the period	1,172		2,303		3,226
Cash and cash equivalents at the end of the period	€ 1,869		€ 1,172		€ 2,303

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.